INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 513,648	$ 495,241
Equity in earnings of non-consolidated companies	57,555	60,967
Other comprehensive income	(93,598)	(39,449)
Dividends from non-consolidated companies	(6,299)	(3,111)
Investments in non-consolidated companies, ending balance	$ 471,306	$ 513,648